INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 25,408	$ (486,294)	$ (72,066)
Foreign	12,431	18,451	19,059
Income (loss) before taxes on income	$ 37,839	$ (467,843)	$ (53,007)